SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - D. Boral ARC Acquisition I Corp [Member] - USD ($)		3 Months Ended	9 Months Ended
	Aug. 01, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 25, 2025
Cash		$ 243,576	$ 420,340	$ 25,000
Cash equivalents		0	0
Cash held in trust		287,319,687	284,776,628
Offering costs	$ 3,582,634		3,582,634
Representative shares	2,419,400	2,419,400	2,419,400
Other offering costs	1,163,234
other costs	143,775
Ordinary shares subject to redemption	$ 3,438,859	$ 287,319,687	$ 284,776,628
Warrants issued		14,000,000	14,000,000
Weighted average aggregate shares		14,100,000	14,100,000
FDIC Insured Amount		$ 250,000	$ 250,000
IPO [Member]
Warrants issued		100,000	100,000